Stockholders' Equity (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 Quarterly_Payments	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2008	Dec. 23, 2008
Stockholders' Equity (Textual) [Abstract]
Sale of cumulative perpetual preferred stock	26,000	26,000
Stockholder's Equity (Additional Textual) [Abstract]
Number of common stock repurchase in the open market	0	0	0
Preferred stock issued	500,000	500,000
Preferred stock liquidation value				$ 1,000
Warrant issued to purchase common stock					833,333
Exercise price common stock					4.68
Preferred shares cumulative dividend	5.00%
Preferred shares cumulative dividend period	5 years
Preferred shares cumulative dividend after 5 years	9.00%
Number of deferred quarterly preferred stock dividend payments	9
Term of non-payment of dividend payments	Nine Quarters
Warrant exercised period	10 years
Discount on common stock warrant amortization period	5 years
Minimum capital requirement adjusted total assets		8.50%
Minimum capital requirement excess of the Bank's capital to adjusted total assets ratio	9.68%	7.14%
Preferred Stock [Member] | Subsequent Event [Member]
Stockholders' Equity (Textual) [Abstract]
US Treasury owned preferred stock sold to unaffiliated third party investors	18.8
United States Treasury [Member]
Stockholders' Equity (Textual) [Abstract]
Sale of cumulative perpetual preferred stock					26,000